Appendix 5 Additional Information Circular No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Income Statement (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy Sales	$ 150,947,785	$ 146,352,483	$ 122,806,219
Energy Purchases	48,679,508	60,035,699	39,670,997
Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy Sales	50,140,904	49,591,659	24,269,608
Energy Purchases	$ 11,425,216	$ 47,156,593	$ 32,087,476